18. Marketable debt securities (Details 4)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Marketable Debt Securities Average Interest Currency [Abstract]
Real	2.50%	5.00%	5.50%
US dollar	5.20%	4.10%	5.90%
Total	3.90%	4.50%	5.60%